Submission	Nov. 15, 2024
Submission [Line Items]
Central Index Key	0001702750
Registrant Name	Byline Bancorp, Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A